Business Combinations	3 Months Ended
Apr. 30, 2022
Business Combinations
Business Combinations

(3) Business Combinations

(a) Software Luxembourg Holdings S.A. (“Predecessor (SLH)”)

On June 11, 2021, Software Luxembourg Holding S.A. merged with and into Churchill Capital Corp II which subsequently changed its name to Skillsoft Corp.

The Skillsoft Merger was considered a business combination under ASC  805, Business Combinations and was accounted for using the acquisition method of accounting, whereby Churchill was determined to be the accounting acquirer based on its rights to nominate six members of the initial Board of Directors, the size of its voting interest and its rights to appoint the Chief Executive Officer of Skillsoft Corp. and other members of management of the combined company prior to closing.

Under the acquisition method, the acquisition date fair value of the consideration paid by the Company was allocated to the assets acquired and the liabilities assumed based on their estimated fair values.

The following summarizes the purchase consideration (in thousands):

Description	Amount
Class A common stock issued	$258,000
Class B common stock issued*	48,375
Cash payments	505,000
Second Out Term Loan	20,000
Cash settlement of seller transaction costs	1,308
Total Purchase Price	$832,683

*Shares of Class B common stock were converted into Successor Class A common stock at the time of the Skillsoft Merger.

The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

			Updated
	Preliminary Purchase		Preliminary Purchase
Description	Price Allocation	Adjustments (1)(2)	Price Allocation
Cash, cash equivalents and restricted cash	$120,273	$—	$120,273
Current assets	118,847	706	119,553
Property and equipment	10,825	1,632	12,457
Intangible assets	769,799	(4,701)	765,098
Long term assets	18,629	—	18,629
Total assets acquired	1,038,373	(2,363)	1,036,010
Current liabilities	(49,056)	(350)	(49,406)
Debt, including accounts receivable facility	(552,977)	—	(552,977)
Deferred revenue	(123,300)	(114,047)	(237,347)
Deferred and other tax liabilities	(99,699)	15,920	(83,779)
Long term liabilities	(18,325)	1	(18,324)
Total liabilities assumed	(843,357)	(98,476)	(941,833)
Net assets acquired	195,016	(100,839)	94,177
Goodwill	637,667	100,839	738,506
Total purchase price	$832,683	$—	$832,683

(1)	The increase in deferred revenue (and the corresponding increase to Goodwill by the same amount) is the result of the adoption of ASU 2021-08 in the quarter ended October 31, 2021.
(2)	All other changes represent measurement period adjustments attributable to the Company’s review of inputs and assumptions utilized in valuation models and additional information being obtained on preacquisition liabilities, since the initial purchase price allocation. The measurement period adjustments did not have a significant impact on the Company’s results of operations in prior periods.

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows (in thousands):

Description	Amount	Life
Trademark/tradename – Skillsoft	$84,700	indefinite
Trademark/tradename – SumTotal	5,800	9.6	years
Courseware	186,600	5	years
Proprietary delivery and development software	114,598	2.5-7.6	years
Publishing Rights	41,100	5	years
Customer relationships	271,400	12.6	years
Backlog	60,900	4.6	years
Total	$765,098

Values and useful lives assigned to intangible assets were based on estimated value and use of these assets by a market participant. The customer relationships and backlog were valued using the income approach. The trade names were valued using the relief from royalty method. The content and software were valued using the replacement cost approach.

Goodwill represents the excess of the purchase price over the net identifiable tangible and intangible assets acquired. The Company determined that the acquisition of the Predecessor (SLH) resulted in the recognition of goodwill primarily because the acquisition is expected to help the Company to meet its long-term operating profitability objectives through achievement of synergies. The majority of goodwill is not deductible for tax purposes.

The acquired intangible assets and goodwill are subject to review for impairment if indicators of impairment develop and, in the case of goodwill and indefinite-lived intangible assets, at least annually.

The Company incurred $9.8 million in acquisition-related expenses, which primarily consisted of transaction fees and legal, accounting and other professional services that are included in “Recapitalization and acquisition-related costs” in the audited consolidated statement of operations for the year ended January 31, 2022. Approximately $4.3 million was reported in the period from February 1, 2021 to June 11, 2021 (Predecessor (SLH)) and $5.5 million was reported in the period from June 12, 2021 to January 31, 2022 (Successor).

(b) Albert DE Holdings, Inc. (“Global Knowledge” or “GK”)

On June 11, 2021, GK and its subsidiaries were acquired by Skillsoft, in conjunction with, and just subsequent to, its merger with Churchill Capital Corp II (then becoming the merged Company).

The acquisition was accounted for as a business combination under ASC 805, Business Combinations, utilizing the acquisition method. Under the acquisition method, the acquisition date fair value of the consideration paid by the Company was allocated to the assets acquired and the liabilities assumed based on their estimated fair values.

The following summarized the purchase consideration (in thousands):

Description	Amount
Cash consideration	$170,199
Warrants Issued	14,000
Joinder Term Loans	70,000
Cash settlement of seller transaction costs	4,251
Total Purchase Price	$258,450

The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

			Updated
	Preliminary Purchase		Preliminary Purchase
Description	Price Allocation	Adjustments (1)(2)	Price Allocation
Cash, cash equivalents	$17,524	$157	$17,681
Current assets	47,849	(2,347)	45,502
Property and equipment	5,531	1,625	7,156
Intangible assets	185,800	—	185,800
Long term assets	12,401	(3,106)	9,295
Total assets acquired	269,105	(3,671)	265,434
Current liabilities	(74,463)	10,944	(63,519)
Deferred revenue	(23,018)	(8,191)	(31,209)
Deferred and other tax liabilities	(16,934)	(8,571)	(25,505)
Long term liabilities	(4,248)	2,177	(2,071)
Total liabilities assumed	(118,663)	(3,641)	(122,304)
Net assets acquired	150,442	(7,312)	143,130
Goodwill	108,008	7,312	115,320
Total Purchase Price	$258,450	$—	$258,450

(1)	The increase in deferred revenue (and the corresponding increase to Goodwill by the same amount) is the result of the adoption of ASU 2021-08 in the quarter ended October 31, 2021.
(2)	All other changes represent measurement period adjustments attributable to the Company’s review of inputs and assumptions utilized in valuation models and additional information being obtained on preacquisition liabilities, since the initial purchase price allocation. The measurement period adjustments did not have a significant impact on the Company’s results of operations in prior periods.

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows (in thousands):

Description	Amount	Life
Trademark/tradename	$25,400	indefinite
Courseware	1,500	3	years
Proprietary delivery and development software	2,500	0.6	years
Vendor relationships	43,900	2.6	years
Customer relationships	112,500	10.6	years
Total	$185,800

Values and useful lives assigned to intangible assets were based on estimated value and use of these assets by a market participant. The customer relationships and vendor relationships were valued using the income approach. The trade name was valued using the relief from royalty method. The courseware and proprietary delivery software were valued using the replacement cost approach.

Goodwill represents the excess of the purchase price over the net identifiable tangible and intangible assets acquired. The Company determined that the acquisition of GK resulted in the recognition of goodwill. The majority of goodwill is not deductible for tax purposes.

The acquired intangible assets and goodwill are subject to review for impairment if indicators of impairment develop and otherwise at least annually.

The Company incurred $1.0 million in acquisition-related expenses, which primarily consisted of transaction fees and legal, accounting and other professional services that are included in “Recapitalization and acquisition-related costs” in the audited consolidated statement of operations for the year ended January 31, 2022. Approximately $1.0 million was reported in the period from June 12, 2021 to January 31, 2021 (Successor). The Company incurred an additional $1.5 million in GK integration related expenses in the three months ended April 30, 2022, which is included in “Recapitalization and acquisition-related costs” in the accompanying condensed consolidated statement of operations.

(c) Ryzac, Inc. (“Codecademy”)

On April 4, 2022, the Company acquired Ryzac, Inc (“Codecademy”). Codecademy is a learning platform providing high-demand technical skills to approximately 40 million registered learners in nearly every country worldwide. The platform offers interactive, self-paced courses and hands-on learning in 14 programming languages across multiple domains such as application development, data science, cloud and cybersecurity.

The acquisition was accounted for as a business combination under ASC 805, Business Combinations, utilizing the acquisition method. Under the acquisition method, the acquisition date fair value of the consideration paid by the Company was allocated to the assets acquired and the liabilities assumed based on their estimated fair values.

The following summarizes the purchase consideration (in thousands):

Description	Amount
Cash payments	$202,119
Class A common stock issued	182,550
Cash settlement of seller transaction costs and other	1,315
Total Purchase Price	$385,984

The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Preliminary Purchase
Description	Price Allocation
Cash, cash equivalents and restricted cash	$4,262
Current assets	3,671
Property and equipment	385
Intangible assets	112,000
Total assets acquired	120,318
Current liabilities	(4,290)
Deferred revenue	(18,396)
Deferred tax liabilities	(21,615)
Total liabilities assumed	(44,301)
Net assets acquired	76,017
Goodwill	309,967
Total purchase price	$385,984

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows (in thousands):

Description	Amount	Life
Tradename	$44,000	13.8	years
Developed Technology	40,000	5	years
Content	18,000	5	years
Customer relationships	10,000	5.8	years
Total	$112,000

Values and useful lives assigned to intangible assets were based on estimated value and use of these assets by a market participant. The customer relationships were valued using the income approach. The trade name was valued using the relief from royalty method. The courseware and proprietary delivery software were valued using the replacement cost approach.

Goodwill represents the excess of the purchase price over the net identifiable tangible and intangible assets acquired. The Company determined that the acquisition of Codecademy resulted in the recognition of goodwill primarily because the acquisition is expected to help the Company to meet its long-term operating profitability objectives through achievement of synergies. The goodwill is not deductible for tax purposes.

The acquired intangible assets and goodwill are subject to review for impairment if indicators of impairment develop and otherwise at least annually.

The Company incurred $7.7 million in acquisition-related expenses, which primarily consisted of transaction fees and legal, accounting and other professional services that are included in “Recapitalization and acquisition-related expenses” in the accompanying consolidated statement of operations for three months ended April 30, 2022 (Successor).

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information summarizes the results of continuing operations for the Company as though the acquisitions of Skillsoft, Global Knowledge and Codecademy had occurred on February 1, 2021 (in thousands):

Unaudited Pro Forma Statement of Operations
Three months
ended April 30,
2022
Revenue	$142,896
Net loss from continuing operations	(19,251)

Unaudited Pro Forma Statement of Operations
Three months
ended April 30,
2021
Revenue	$138,925
Net loss from continuing operations	(38,032)

The unaudited pro forma financial information does not assume any impacts from revenue, cost or other operating synergies that could be generated as a result of the acquisitions. The unaudited pro forma financial information is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved had the acquisitions been consummated on February 1, 2021.

Other Acquisitions

On June 30, 2021, the Company acquired Pluma, Inc. The acquisition enhances the Company’s leadership development offerings, adds a new modality to its blended learning model, and allows the Company to now offer a premium individualized coaching experience. Cash paid for Pluma in the Successor period was lower than the agreed upon purchase price of Pluma for $22 million due to a contractual holdback and working capital adjustment. The fair value of the net assets acquired included $17.8 million of goodwill and $8.7 million of identified intangible assets, which had a weighted average life of 7.4 years. The goodwill is not deductible for tax purposes. The business is reported as part of the Company’s Skillsoft reportable segment. Pro forma information and acquisition expenses have not been presented because such information is not material to the financial statements.

Measurement Period

The preliminary purchase price allocations for the acquisitions described above are based on initial estimates and provisional amounts. In accordance with ASC 805-10-25-13, if the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the acquirer shall report in its financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, acquirer shall adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. For the Skillsoft, Global Knowledge and Pluma acquisitions that occurred during the period ended January 31, 2022, the Company continues to refine its inputs and estimates inherent in (i)  deferred income taxes, and (ii) the accuracy and completeness of contingent and other liabilities. For the Codecademy acquisition, which occurred in the three months ended April 30, 2022, the Company is still evaluating and refining inputs and estimates inherent in (i) the valuation of intangible assets, (ii) deferred income taxes, (iii) valuation of tangible assets and (iv) the accuracy and completeness of liabilities.